Shareholders' Equity (Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity [Abstract]
Outstanding, beginning balance	1,151,121	833,799	735,519
Granted	527,500	464,335	296,000
Forfeited and cancelled	(25,187)	(122,952)	(108,724)
Exercised		(24,061)	(88,996)
Outstanding, ending balance	1,653,434	1,151,121	833,799
Vested at year end	725,466	461,192	423,291
Vested and expected to vest at December 31, 2016	1,607,036
Exercisable at December 31, 2016	725,466
Weighted average exercise price, Outstanding, beginning balance	$ 3.28	$ 3.34	$ 2.99
Weighted average exercise price, Granted	1.92	2.99	3.53
Weighted average exercise price, Forfeited and cancelled	5.00	2.95	2.47
Weighted average exercise price, Exercised	0.00	1.4	2.14
Weighted average exercise price, Outstanding, ending balance	2.82	3.28	3.34
Weighted exercise price, Vested at year end	3.32	$ 3.48	$ 3.56
Weighted average exercise price, Vested and expected to vest at December 31, 2016	2.82
Weighted average exercise price, Exercisable at December 31, 2016	$ 3.32
Weighted average Remaining Contractual term (years), Outstanding	5 years 2 months 16 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	5 years 2 months 16 days
Weighted average Remaining Contractual term (years), Exercisable	4 years 5 months 12 days
Aggregate intrinsic Value, Outstanding	$ 1,040	$ 45	$ 205
Aggregate Intrinsic Value, Vested and Expected to Vest	998
Aggregate intrinsic Value, Exercisable	$ 204	$ 38	$ 87